Concentrations	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Risks and Uncertainties [Abstract]
Concentrations

NOTE 8 - CONCENTRATIONS

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments and unsecured trade accounts receivable. The Company maintains cash balances at a financial institution in San Diego, California. The Company’s cash balance at this institution is secured by the Federal Deposit Insurance Corporation up to $250,000. As of March 31, 2020, cash totaled approximately $106,000, which consists of funds held in a non-interest bearing bank deposit account. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk with respect to its cash.

Customer Concentrations

During the three months ended March 31, 2020, the Company had two major customers that each represented more than 10% of its revenues on an individual basis, and together represented approximately $3,373,000 or 67% of its total revenues. During the nine months ended March 31, 2020, the Company had three major customers that each represented more than 10% of its revenues on an individual basis, and together represented approximately $7,991,000 or 76% of its total revenues.

During the three months ended March 31, 2019, the Company had two major customers that each represented more than 10% of its revenues on an individual basis, and together represented approximately $1,017,000 or 59% of its total revenues. During the nine months ended March 31, 2019, the Company had four major customers that each represented more than 10% of its revenues on an individual basis, and together represented approximately $5,067,000 or 80% of its total revenues.

Suppliers/Vendor Concentrations

The Company obtains a limited number of components and supplies included in its products from a small group of suppliers. During the three months ended March 31, 2020 the Company had two suppliers that each represented more than 10% of its total purchases, on an individual basis, and together represented approximately $2,581,000 or 39% of its total purchases. During the nine months ended March 31, 2020 the Company had two suppliers that each represented more than 10% of its total purchases, on an individual basis, and together represented approximately $4,802,000 or 37% of its total purchases.

During the three months ended March 31, 2019, the Company had three suppliers who accounted for more than 10% of its total purchases, on an individual basis, and together represented approximately $1,735,000 or 67% of its total purchases. During the nine months ended March 31, 2019 the Company had three suppliers who accounted for more than 10% of its total purchases on an individual basis, and together represented approximately $5,117,000 or 63% of its total purchases

NOTE 12 - CONCENTRATIONS

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments and unsecured trade accounts receivable. The Company maintains cash balances at a financial institution in San Diego, California. Our cash balance at this institution is secured by the Federal Deposit Insurance Corporation up to $250,000. As of June 30, 2019, cash totaled approximately $102,000, which consists of funds held in a non-interest bearing bank deposit account. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk with respect to its cash.

Customer Concentrations

During the year ended June 30, 2019, the Company had four major customers that each represented more than 10% of its revenues on an individual basis, or approximately $8,072,000 or 87% of its total revenues.

During the year ended June 30, 2018, the Company had two major customers that each represented more than 10% of its revenues on an individual basis, or approximately $3,181,000 or 77% of its total revenues.

Suppliers/Vendor Concentrations

The Company obtains a limited number of components and supplies included in its products from a small group of suppliers. During the year ended June 30, 2019 the Company had three suppliers who accounted for more than 10% of its total purchases, on an individual basis. Purchases for these three suppliers totaled $6,855,000 or 62% of its total purchases.

During the year ended June 30, 2018 the Company had three suppliers who accounted for more than 10% of its total purchases, on an individual basis. Purchases for these three suppliers totaled $2,285,000 or 50% of our total purchases.